Financial instruments - Liabilities Mature (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Long-term debt obligations	$ 6,223,334
Interest on long-term debt	1,847,212
Purchase obligations	614,024
Environmental obligation	57,167
Advances in aid of construction	82,580	$ 79,864
Contract adjustment payments on Green Equity Units	187,580	$ 0
Other obligations	335,927
Total obligations	9,473,362
Cross-currency swap
Derivative [Line Items]
Total derivative instruments	55,543
Interest rate swaps
Derivative [Line Items]
Total derivative instruments	7,015
Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	62,980
Due less than 1 year
Derivative [Line Items]
Long-term debt obligations	834,645
Interest on long-term debt	196,824
Purchase obligations	614,024
Environmental obligation	12,751
Advances in aid of construction	1,706
Contract adjustment payments on Green Equity Units	75,555
Other obligations	66,916
Total obligations	1,840,991
Due less than 1 year | Cross-currency swap
Derivative [Line Items]
Total derivative instruments	27,936
Due less than 1 year | Interest rate swaps
Derivative [Line Items]
Total derivative instruments	2,145
Due less than 1 year | Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	8,489
Due 2 to 3 years
Derivative [Line Items]
Long-term debt obligations	500,070
Interest on long-term debt	348,479
Purchase obligations	0
Environmental obligation	23,876
Advances in aid of construction	0
Contract adjustment payments on Green Equity Units	112,025
Other obligations	4,473
Total obligations	1,034,327
Due 2 to 3 years | Cross-currency swap
Derivative [Line Items]
Total derivative instruments	23,115
Due 2 to 3 years | Interest rate swaps
Derivative [Line Items]
Total derivative instruments	2,141
Due 2 to 3 years | Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	20,148
Due 4 to 5 years
Derivative [Line Items]
Long-term debt obligations	1,217,235
Interest on long-term debt	297,461
Purchase obligations	0
Environmental obligation	1,066
Advances in aid of construction	0
Contract adjustment payments on Green Equity Units	0
Other obligations	4,427
Total obligations	1,540,645
Due 4 to 5 years | Cross-currency swap
Derivative [Line Items]
Total derivative instruments	2,604
Due 4 to 5 years | Interest rate swaps
Derivative [Line Items]
Total derivative instruments	1,335
Due 4 to 5 years | Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	16,517
Due after 5 years
Derivative [Line Items]
Long-term debt obligations	3,671,384
Interest on long-term debt	1,004,448
Purchase obligations	0
Environmental obligation	19,474
Advances in aid of construction	80,874
Contract adjustment payments on Green Equity Units	0
Other obligations	260,111
Total obligations	5,057,399
Due after 5 years | Cross-currency swap
Derivative [Line Items]
Total derivative instruments	1,888
Due after 5 years | Interest rate swaps
Derivative [Line Items]
Total derivative instruments	1,394
Due after 5 years | Energy derivative and commodity contracts
Derivative [Line Items]
Total derivative instruments	$ 17,826